UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-2946
Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Money Market Fund, Inc.
August 31, 2006 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--97.4%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--1.3%
Homewood Educational Building
Authority, Educational
Facilities Revenue (Samford
University) (Insured; AMBAC
and Liquidity Facility; Bank
of Nova Scotia)		3.55	9/1/06	10,365,000 a	10,365,000

Arizona--3.6%
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Clemente
Apartments Project) (Insured;
FNMA and Liquidity Facility;
FNMA)		3.47	9/7/06	10,000,000 a	10,000,000
Roaring Fork Municipal Products
LLC, Revenue (GIC; Trinity
Funding Corporation and
Liquidity Facility; The Bank
of New York)		3.56	9/7/06	2,325,000 a,b	2,325,000
Salt River Project Agricultural
Improvement and Power
District, CP (Liquidity
Facility: Bank of America,
Bank One, Citibank NA,
JPMorgan Chase Bank, Marshall
and Isley Bank, and Wells
Fargo Bank)		3.60	9/5/06	17,000,000	17,000,000

Arkansas--1.0%
Pulaski County Public Facilities
Board, MFHR (Chapelridge
Project) (LOC; Regions Bank)		3.49	9/7/06	5,650,000 a	5,650,000
West Memphis Public Facilities
Board, MFHR, Refunding
(Meadows Apartments Project)
(Insured; FHLMC)		3.47	9/7/06	2,490,000 a	2,490,000

California--2.2%
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)		3.51	9/7/06	17,699,577 a,b	17,699,577

Colorado--3.3%
Colorado Educational and Cultural
Facilities Authority, Student

Housing Revenue (Fuller
Theological Seminary Project)
(LOC; Key Bank)	3.52	9/7/06	9,900,000 a	9,900,000
Mountain Village Housing
Authority, Housing Facilities
Revenue (Village Court
Apartments Project) (LOC; U.S.
Bank NA)	3.46	9/7/06	6,800,000 a	6,800,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	3.45	9/7/06	10,000,000 a	10,000,000

Delaware--.8%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	3.65	9/7/06	6,900,000 a	6,900,000

District of Columbia--4.2%
Bank of New York Municipal
Certificates Trust, Revenue
(GIC; Trinity Funding
Corporation and Liquidity
Facility; The Bank of New York)	3.53	9/7/06	8,000,000 a,b	8,000,000
District of Columbia,
Enterprise Zone Revenue
(Trigen-PepCo Energy Services)
(LOC; M&T Bank)	3.68	9/7/06	11,090,000 a	11,090,000
District of Columbia Housing
Finance Agency, SFMR (Insured;
XLCA)	3.93	7/16/07	15,000,000	15,000,000

Florida--3.6%
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (Liquidity
Facility; Sun America Inc.)	3.56	9/7/06	13,230,000 a	13,230,000
Broward County Housing Finance
Authority, SFMR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.50	9/7/06	1,010,000 a,b	1,010,000
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue (Putters
Program) (Liquidity Facility;
JPMorgan Chase Bank)	3.48	9/7/06	15,015,000 a,b	15,015,000

Georgia--4.2%
Atlanta Urban Residential Finance
Authority, Multifamily Revenue
(Auburn Glenn Apartments)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; IXIS Corporate and

Investment Bank)	3.54	9/7/06	15,995,000 a,b	15,995,000
Conyers Housing Authority,
MFHR (Towne Pointe Apartments
Project) (LOC; Amsouth Bank)	3.47	9/7/06	4,000,000 a	4,000,000
DeKalb County Housing Authority,
MFHR (The Forest at Columbia
Apartments Project) (LOC;
First Tennessee Bank)	3.51	9/7/06	8,300,000 a	8,300,000
Gwinnett County Development
Authority, IDR (Suzanna's
Kitchen Inc. Project) (LOC;
Wachovia Bank)	3.46	9/7/06	6,000,000 a	6,000,000

Hawaii--.9%
Hawaii Pacific Health,
Special Purpose Revenue
(Department of Budget and
Finance) (Insured; Radian Bank
and Liquidity Facility; Bank
of Nova Scotia)	3.53	9/7/06	7,000,000 a	7,000,000

Idaho--1.2%
Idaho Housing and Finance
Association, SFMR (Liquidity
Facility; Lloyds TSB Bank PLC)	3.49	9/7/06	9,350,000 a	9,350,000

Illinois--4.0%
Chicago,
SFMR	3.99	7/12/07	10,000,000	10,000,000
Illinois Finance Authority,
Revenue (Nazareth Academy
Project) (LOC; Bank of
Montreal)	3.44	9/7/06	5,250,000 a	5,250,000
Lake County,
MFHR (Grand Oaks Apartments
Project) (Insured; FNMA and
Liquidity Facility; FNMA)	3.49	9/7/06	9,000,000 a	9,000,000
Regional Transportation Authority,
GO Notes (Merlots Program)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.45	9/7/06	4,905,000 a,b	4,905,000
University of Illinois,
University Revenue (Merlots
Program) (Insured; MBIA and
Liquidity Facility; Wachovia
Bank)	3.45	9/7/06	3,500,000 a,b	3,500,000

Indiana--1.2%
ABN AMRO Munitops Certificates
Trust, Indianapolis Local
Public Improvement Bond Bank
(Indianapolis Airport
Authority Project) (Insured;
AMBAC and Liquidity Facility;

ABN-AMRO)	3.51	9/7/06	10,000,000 a,b	10,000,000

Kansas--.7%
Kansas Development Finance
Authority, MFHR, Refunding
(Chesapeake Apartments
Project) (LOC; FHLB)	3.46	9/7/06	5,500,000 a	5,500,000

Kentucky--4.5%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	3.50	9/7/06	30,900,000 a	30,900,000
Somerset,
Industrial Building Revenue
(Wonderfuel LLC Project) (LOC;
Bank of America)	3.56	9/7/06	5,520,000 a	5,520,000

Louisiana--.5%
Quachita Parish Industrial
Development Board, IDR (Garret
Manufacturing LLC Project)
(LOC; Regions Bank)	3.51	9/7/06	3,935,000 a	3,935,000

Maine--.2%
Maine Housing Authority,
General Housing Revenue (GIC;
Rabobank International and
Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.49	9/7/06	2,020,000 a,b	2,020,000

Maryland--.8%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace) (LOC; M&T Bank)	3.68	9/7/06	5,650,000 a	5,650,000
Maryland Economic Development
Corporation, Revenue
(Todd/Allan Printing Facility)
(LOC; M&T Bank)	3.83	9/7/06	1,055,000 a	1,055,000

Massachusetts--1.2%
Concord,
GO Notes, BAN	3.97	9/28/06	10,000,000	10,005,354

Michigan--2.1%
Detroit Downtown Development
Authority, LR, Refunding
(Millender Center Project)
(LOC; HSBC Bank USA)	3.60	9/7/06	7,000,000 a	7,000,000
University of Michigan,
CP	3.55	11/3/06	10,000,000	10,000,000

Mississippi--2.6%
Mississippi Business Finance

Corporation, Revenue (Belhaven
College Project) (LOC; First
Tennessee Bank)	3.60	9/7/06	7,900,000 a	7,900,000
Mississippi Hospital Equipment and
Facilities Authority, Revenue
(Mississippi Methodist
Hospital and Rehabilitation
Center, Inc. Project) (LOC;
First Tennessee Bank)	3.60	9/7/06	5,660,000 a	5,660,000
University of Mississippi
Educational Building
Corporation, Revenue (Campus
Improvements Project)
(Insured; MBIA and Liquidity
Facility; Amsouth Bank)	3.44	9/7/06	7,495,000 a	7,495,000

Missouri--1.2%
Saint Louis,
General Fund Revenue, TRAN	4.44	6/29/07	10,000,000	10,059,613

Nevada--.4%
Las Vegas Valley Water District,
CP (LOC: BNP Paribas and
LLoyds TSB Bank PLC)	3.66	10/18/06	3,000,000	3,000,000

New Hampshire--1.6%
New Hampshire Health and Education
Facilities Authority, Health
Care Facilities Revenue (South
New Hampshire Medical Center)
(Insured; Radian Bank and
Liquidity Facility; Bank of
America)	3.47	9/7/06	8,000,000 a	8,000,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Riverbend Issue) (LOC; TD
Banknorth N.A.)	3.46	9/7/06	5,375,000 a	5,375,000

North Carolina--3.3%
Durham County,
Multifamily Revenue (Falls
Pointe Apartments) (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.54	9/7/06	16,995,000 a,b	16,995,000
North Carolina State Education
Assistance Authority, Student
Loan Revenue (Insured; AMBAC
and Liquidity Facility; Branch
Banking and Trust Co.)	3.48	9/7/06	10,000,000 a	10,000,000

Ohio--5.2%
Butler County,
Capital Funding Revenue (CCAO

Low Cost Capital Pooled
Financing Program) (LOC; U.S.
Bank NA)	3.43	9/7/06	17,000,000 a	17,000,000
Franklin County,
Health Care Facilities
Refunding and Improvement
Revenue (Ohio Presbyterian
Retirement Services) (LOC;
National City Bank)	3.42	9/7/06	3,900,000 a	3,900,000
Hamilton County,
Hospital Facilities Revenue
(Insured; FSA and Liquidity
Facility; Svenska
Handelsbanken)	3.50	9/7/06	10,000,000 a,b	10,000,000
Lake County,
Hospital Facilities Revenue
(Lake Hospital Systems Inc.)
(Insured; Radian Bank and
Liquidity Facility; Bank of
America)	3.48	9/7/06	11,600,000 a	11,600,000

Oregon--3.4%
Oregon,
Homeowner Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale
and LOC; Trinity Funding
Corporation)	3.49	9/7/06	21,920,000 a,b	21,920,000
Oregon Facilities Authority,
MFHR (Vintage at Bend
Apartments) (Insured; FNMA and
Liquidity Facility; FNMA)	3.47	9/7/06	5,800,000 a	5,800,000

Pennsylvania--14.7%
Allegheny County Hospital
Development Authority, Revenue
(Children's Institute of
Pittsburgh Project) (LOC;
Citizens Bank of Pennsylvania)	3.43	9/7/06	2,955,000 a	2,955,000
Bethlehem Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.44	9/7/06	10,000,000 a	10,000,000
Dauphin County General Authority,
Revenue (Insured; FSA and
Liquidity Facility: Bank of
Nova Scotia and KBC Bank)	3.44	9/7/06	30,100,000 a	30,100,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.44	9/7/06	18,855,000 a	18,855,000
Franklin County Industrial
Development Authority, Revenue

(Menno Haven Project)
(Insured; Radian Bank and
Liquidity Facility; Bank of
America)	3.47	9/7/06	13,770,000 a	13,770,000
Lancaster County Hospital
Authority, Health Center
Revenue (Luthercare Project)
(LOC; M&T Bank)	3.46	9/7/06	16,915,000 a	16,915,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan) (LOC; M&T
Bank)	3.46	9/7/06	7,730,000 a	7,730,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan) (LOC; M&T
Bank)	3.49	9/7/06	10,435,000 a	10,435,000
Susquehanna County Industrial
Development Authority, IDR
(Stabler Companies Inc.
Project) (LOC; Wachovia Bank)	3.51	9/7/06	3,200,000 a	3,200,000
Susquehanna County Industrial
Development Authority, Revenue
(Pennfield Corporation
Project) (LOC; Fulton Bank)	3.61	9/7/06	4,390,000 a	4,390,000

South Carolina--1.2%
South Carolina Association of
Governmental Organizations,
COP, TAN	4.19	4/13/07	10,000,000	10,019,620

Tennessee--2.7%
Blount County Public Building
Authority, Revenue (Local
Government Public Improvement)
(Insured; AMBAC and Liquidity
Facility; Regions Bank)	3.43	9/7/06	1,765,000 a	1,765,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.47	9/7/06	10,000,000 a,b	10,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	3.46	9/7/06	10,000,000 a,b	10,000,000

Texas--13.0%
Austin,
Water and Wastwater System
Revenue (Merlots Program)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	3.45	9/7/06	6,415,000 a,b	6,415,000
Dallas-Fort Worth International
Airport Facilities Improvement

Corporation, Airport Revenue
(Merlots Program) (Insured;
FSA and Liquidity Facility;
Wachovia Bank)	3.50	9/7/06	3,520,000 a,b	3,520,000
East Texas Housing Finance
Corporation, MFHR (Liquidity
Facility; Merrill Lynch)	3.54	9/7/06	4,315,000 a,b	4,315,000
Greater Texas Student Loan
Corporation, Student Loan
Revenue (LOC; State Street
Bank and Trust Co.)	3.46	9/7/06	10,000,000 a	10,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.68	9/7/06	10,000,000	10,000,000
North Texas Municipal Water
District, Water System Revenue
(Insured; MBIA and Liquidity
Facility; Citibank NA)	3.45	9/7/06	7,345,000 a,b	7,345,000
Port of Port Arthur Navigation
District, Environmental
Facilities Revenue, Refunding
(Motiva Enterprises Project)	3.62	9/7/06	5,000,000 a	5,000,000
Revenue Bond Certificate Series
Trust, Revenue (Dewitt) (GIC;
AIG Funding Inc.)	3.83	9/7/06	8,265,000 a,b	8,265,000
Revenue Bond Certificate Series
Trust, Revenue (Greens
Project) (GIC; AIG Funding
Inc.)	3.83	9/7/06	5,797,000 a,b	5,797,000
Revenue Bond Certificate Series
Trust, Revenue (Heather Lane
Apartments) (GIC; AIG Funding
Inc.)	3.83	9/7/06	10,600,000 a,b	10,600,000
Revenue Bond Certificate Series
Trust, Revenue (Landings)
(GIC; AIG Funding Inc.)	3.83	9/7/06	8,430,000 a,b	8,430,000
Revenue Bond Certificate Series
Trust, Revenue (Ranch View)
(GIC; AIG Funding Inc.)	3.83	9/7/06	5,845,000 a,b	5,845,000
Revenue Bond Certificate Series
Trust, Revenue (Silverton
Village Town Homes) (GIC; AIG
Funding Inc.)	3.83	9/7/06	6,040,000 a,b	6,040,000
Revenue Bond Certificate Series
Trust, Revenue (Wildwood
Branch) (GIC; AIG Funding Inc.)	3.83	9/7/06	3,745,000 a,b	3,745,000
Rockwall Independent School
District, School Building
(Liquidity Facility: Dexia
Credit Locale and Texas
Permanent School Fund)	6.45	11/2/06	10,000,000	10,048,893

Utah--.5%
Intermountain Power Agency,

Power Supply Revenue (Insured;
AMBAC and Liquidity Facility;
Morgan Stanley Bank)	3.54	12/1/06	4,260,000	4,260,000

Washington--1.9%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	3.65	9/7/06	4,690,000 a	4,690,000
Washington,
GO Notes (Merlots Program)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.45	9/7/06	3,955,000 a,b	3,955,000
Washington Housing Finance
Commission, MFHR (Holly
Village Senior Living Project)
(Insured; FNMA and Liquidity
Facility; FNMA)	3.47	9/7/06	6,600,000 a	6,600,000

Wisconsin--1.7%
Monona Grove School District,
BAN	4.24	12/1/06	13,845,000	13,871,011

Wyoming--2.5%
Campbell County,
IDR (Two Elk Power Generation
Station Project) (GIC; Royal
Bank of Canada)	3.50	11/30/06	5,000,000	5,000,000
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC;
Citibank NA)	3.50	11/30/06	15,000,000	15,000,000

Total Investments (cost $790,941,068)			97.4%	790,941,068
Cash and Receivables (Net)			2.6%	21,263,164
Net Assets			100.0%	812,204,232

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $223,656,577 or 27.5% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue

FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 18, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)